Loans and Allowance for Loan Losses - Age Analysis of Past Due Loans (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	$ 9,500	$ 7,009
60-89 Days Past Due	1,752	402
Nonaccrual and Greater Than 90 Days	2,157	7,710
Total Past Due	13,409	15,121
Current	1,343,369	1,195,334
Gross Loan and Leases Receivable	1,356,778	1,210,455
Recorded Investment Greater Than 90 Days and Accruing	1,541	2,133
Residential 1-4 Family [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	6,166	5,034
60-89 Days Past Due	1,275	221
Nonaccrual and Greater Than 90 Days	1,352	1,582
Total Past Due	8,793	6,837
Current	341,965	325,595
Gross Loan and Leases Receivable	350,758	332,432
Recorded Investment Greater Than 90 Days and Accruing	1,310	856
Multifamily [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	31,242	13,920
Gross Loan and Leases Receivable	31,242	13,920
Commercial Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	2,151	287
60-89 Days Past Due	242	19
Nonaccrual and Greater Than 90 Days	19	710
Total Past Due	2,412	1,016
Current	562,553	525,242
Gross Loan and Leases Receivable	564,965	526,258
Recorded Investment Greater Than 90 Days and Accruing	19	689
Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	125	948
60-89 Days Past Due	91	20
Nonaccrual and Greater Than 90 Days	73	3,795
Total Past Due	289	4,763
Current	245,541	189,663
Gross Loan and Leases Receivable	245,830	194,426
Recorded Investment Greater Than 90 Days and Accruing	73	271
Farmland [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	88	8
Nonaccrual and Greater Than 90 Days	594	700
Total Past Due	682	708
Current	29,554	22,063
Gross Loan and Leases Receivable	30,236	22,771
Recorded Investment Greater Than 90 Days and Accruing	20
Second Mortgages [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	286	78
60-89 Days Past Due	18
Nonaccrual and Greater Than 90 Days	70	611
Total Past Due	374	689
Current	8,652	9,822
Gross Loan and Leases Receivable	9,026	10,511
Recorded Investment Greater Than 90 Days and Accruing	70	5
Equity Lines of Credit [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	346	48
60-89 Days Past Due		27
Nonaccrual and Greater Than 90 Days	5
Total Past Due	351	75
Current	41,145	34,110
Gross Loan and Leases Receivable	41,496	34,185
Recorded Investment Greater Than 90 Days and Accruing	5
Mortgage and Commercial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	37	122
Nonaccrual and Greater Than 90 Days		285
Total Past Due	37	407
Current	29,963	29,037
Gross Loan and Leases Receivable	30,000	29,444
Recorded Investment Greater Than 90 Days and Accruing		285
Agricultural, Installment and Other [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	301	484
60-89 Days Past Due	126	115
Nonaccrual and Greater Than 90 Days	44	27
Total Past Due	471	626
Current	52,754	45,882
Gross Loan and Leases Receivable	53,225	46,508
Recorded Investment Greater Than 90 Days and Accruing	$ 44	$ 27